S000004307 [Member] Expense Example - iShares Core S&P Mid-Cap ETF - iShares Core S&P Mid-Cap ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64